Supplemental Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash Equivalents from Continuing Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,109,372		$ 106,795			$ 123,633
Restricted cash and equivalents	16,343	[1]	28,383	[1]		15,519
Cash, cash equivalents and restricted cash equivalents	$ 1,125,715		$ 135,178		$ 134,552	$ 139,152	$ 76,414	$ 66,567

[1]	Restricted cash and equivalents primarily consist of amounts used as collateral to secure letters of credit that the Company is required to maintain pursuant to contracts with payors.